Supplemental information on oil and gas producing activities (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exploration for and evaluation of mineral resources [Abstract]
Natural and environmental properties	$ 53,752,436	$ 48,129,595	$ 47,097,475
Wells, equipment and facilities - property, plant and equipment	29,416,081	30,405,565	29,931,039
Exploration and production projects	8,463,584	6,632,812	6,855,832
Accumulated depreciation, depletion and amortization	(55,689,222)	(51,791,897)	(49,714,944)
Net capitalized costs	$ 35,942,879	$ 33,376,075	$ 34,169,402